PROVISIONS - Summary of Change in Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 976	$ 479
Additions	50	0
Acquisitions through business combinations	183	227
Disposal	(50)	(1)
Accretion	47	13
Unwind of Discount	(98)	253
Foreign exchange	(16)	6
Other	3	(1)
Balance, end of the year	$ 1,095	$ 976